Stockholders' Deficit	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Stockholders' Deficit

Note 9. Stockholders’ Deficit

Stock Option Plan

The Company has adopted the 1999 Incentive Stock Plan, the 2010 Equity Incentive Plan, and the 2014 Equity Incentive Plan (together, the Plans). The 1999 Incentive Stock Plan expired in 2009, and the 2010 Equity Incentive Plan has been closed to new issuances. Therefore, the Company may issue options to purchase shares of common stock to employees, directors, and consultants only under the 2014 Equity Incentive Plan. Options granted under the 2014 Plan may be incentive stock options (“ISOs”) or nonqualified stock options (“NSOs”). ISOs may be granted only to Company employees and directors. NSOs may be granted to employees, directors, advisors, and consultants. The Board of Directors has the authority to determine to whom options will be granted, the number of options, the term, and the exercise price.

Options are to be granted at an exercise price not less than fair value for an ISO or 85% of fair value for an NSO. For individuals holding more than 10% of the voting rights of all classes of stock, the exercise price of an option will not be less than 110% of fair value. The vesting period is normally monthly over a period of four years from the vesting date. The contractual term of an option is no longer than five years for ISOs for which the grantee owns greater than 10% of the voting power of all classes of stock and no longer than ten years for all other options.

The Company recognized stock-based compensation expense related to options granted to employees for the three months ended March 31, 2014 and 2015 of $11,000 and $401,000, respectively. The compensation expense is allocated on a departmental basis, based on the classification of the option holder. No income tax benefits have been recognized in the statements of operations for stock-based compensation arrangements.

Stock compensation expense was allocated between departments as follows (in thousands):

	Three Months Ended March 31,
	2014	2015
Research and development	$9	$50
Sales and marketing	—	20
General and administrative	2	331

Total	$11	$401

The fair value of each award granted was estimated on the date of grant using the Black-Scholes option pricing model with the following assumptions:

	Three Months Ended March 31,
	2014	2015
Expected life (years)	5.8 - 6.1	5.5 - 6.1
Risk-free interest rate	1.6% - 1.8%	1.5% - 1.6%
Volatility	62% - 80%	57% - 68%
Dividend rate	0%	0%

Expected volatility is based on volatilities of a group of public companies operating in the Company’s industry. The expected life of stock options represents the average of the contractual term of the options and the weighted-average vesting period, as permitted under the simplified method. The Company has elected to use the simplified method, as the Company does not have enough historical exercise experience to provide a reasonable basis upon which to estimate the expected term and the stock option grants are considered “plain vanilla” options. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant.

The following table summarizes stock option transactions as issued under the Plans:

	Options Available	Number of Shares	Average Exercise Price
Balances, December 31, 2013	124,824	239,606	$3.36
2014 Plan authorized	1,437,165
Closed 2010 Plan	(123,523)
Granted	(926,384)	926,384	$7.15
Forfeited	93,979	(93,979)	$6.75

Balances, December 31, 2014	606,061	1,072,011	$6.34
Authorized	270,764
Granted	(407,013)	407,013	$1.80
Exercised		(2,083)	$5.76
Forfeited	17,977	(17,977)	$4.94

Balances, March 31, 2015	487,790	1,458,964	$5.09

Future stock-based compensation for unvested employee options granted and outstanding as of March 31, 2015 is approximately $0.9 million to be recognized over a remaining requisite service period of 3.6 years.

The fair value of an equity award granted to a non-employee generally is determined in the same manner as an equity award granted to an employee. In most cases, the fair value of the equity securities granted is more reliably determinable than the fair value of the goods or services received. Stock-based compensation related to its grant of options to non-employees has not been material to date.

2014 Employee Stock Purchase Plan

Our board of directors and stockholders have adopted the 2014 Employee Stock Purchase Plan, or the ESPP. The ESPP has become effective, and our board of directors will implement commencement of offers thereunder in its discretion. A total of 139,839 shares of our common stock has been made available for sale under the ESPP. In addition, our ESPP provides for annual increases in the number of shares available for issuance under the plan on the first day of each year beginning in the year following the initial date that our board of directors authorizes commencement, equal to the least of:

•	1.0% of the outstanding shares of our common stock on the first day of such year;

•	279,680 shares; or

•	such amount as determined by our board of directors.

As of March 31, 2015 there were no purchases by employees under this plan.

Common Stock Warrants

As of March 31, 2015, the Company had 480,147 Common Stock warrants outstanding from the 2010/2012 convertible notes. During the first quarter of 2015, 43,720 common stock warrants were cashless exercised resulting in the issuance of 13,407 shares of the Company’s Common Stock. The Company also has outstanding 9,259 Common Stock warrants from 2009 and 82,500 Common Stock warrants issued to the underwriter in our IPO.

Note 11. Capital Stock

Common Stock:

The Company is authorized to issue 100,000,000 shares of common stock as of December 31, 2014 with a par value of $0.001 per share. As of December 31, 2013 and December 31, 2014, the Company had 535,685 and 6,769,106 shares, respectively, of common stock issued and outstanding.

Upon the completion of the IPO on November 18, 2014, the 6,769,106 shares of common stock issued and outstanding consisted of the following:

Legacy Shareholders	535,685
Issued in connection with the IPO	1,650,000
Issued upon conversion of the 2014 convertible notes	552,105
Issued upon conversion of the 2010/2012 convertible notes	3,165,887
Issued upon conversion of the preferred stock	865,429

Total	6,769,106

Each share of common stock is entitled to one vote. The holders of common stock are also entitled to receive dividends whenever funds are legally available and when and if declared by the Board of Directors, subject to the prior rights of all classes of stock outstanding. The holders of common stock, voting as a separate class, are entitled to elect one member of the Board of Directors.

Convertible Preferred Stock:

The Company is authorized to issue 1,860,000 shares of convertible preferred stock. The shares outstanding as of December 31, 2013 and December 31, 2014 are as follows:

			Shares Outstanding
Series	Par Value	Shares Authorized	December 31, 2013	December 31, 2014
A	$0.001	40,000	31,250	—
B	0.001	320,000	119,140	—
C	0.001	1,500,000	715,039	—

		1,860,000	865,429	—

In connection with the completion of the Company’s IPO on November 18, 2014, all shares of convertible preferred stock converted into 865,429 shares of common stock at a conversion ratio of one to one.